GROUP UNDERTAKINGS	12 Months Ended
Dec. 31, 2019
Disclosure of group undertakings [Abstract]
GROUP UNDERTAKINGS
33.	GROUP UNDERTAKINGS

The consolidated financial statements include the financial statements of Trinity Biotech plc and the following principal subsidiary undertakings:

Name and registered office	Principal activity	Principal Country of incorporation and operation	Group % holding
Trinity Biotech plc IDA Business Park, Bray Co. Wicklow, Ireland	Investment and holding company	Ireland	Holding company

Trinity Biotech Manufacturing Limited IDA Business Park, Bray Co. Wicklow, Ireland	Manufacture and sale of diagnostic test kits	Ireland	100%

Trinity Research Limited IDA Business Park, Bray Co. Wicklow, Ireland	Research and development	Ireland	100%

Benen Trading Limited IDA Business Park, Bray Co. Wicklow, Ireland	Trading	Ireland	100%

Trinity Biotech Manufacturing Services Limited IDA Business Park, Bray Co. Wicklow, Ireland	Dormant	Ireland	100%

Trinity Biotech Luxembourg Sarl 1, rue Bender, L-1229 Luxembourg	Investment and provision of financial services	Luxembourg	100%

Trinity Biotech Inc Girts Road, Jamestown, NY 14702, USA	Holding Company	U.S.A.	100%

Clark Laboratories Inc Trading as Trinity Biotech (USA) Girts Road, Jamestown NY14702, USA	Manufacture and sale of diagnostic test kits	U.S.A.	100%

Mardx Diagnostics Inc 5919 Farnsworth Court Carlsbad CA 92008, USA	Manufacture and sale of diagnostic test kits	U.S.A.	100%

Fitzgerald Industries International, Inc 2711 Centerville Road, Suite 400 Wilmington, New Castle Delaware, 19808, USA	Management services company	U.S.A.	100%

Biopool US Inc (trading as Trinity Biotech Distribution) Girts Road, Jamestown NY14702, USA	Sale of diagnostic test kits	U.S.A.	100%

Primus Corporation 4231 E 75th Terrace Kansas City, MO 64132, USA	Manufacture and sale of diagnostic test kits and instrumentation	U.S.A.	100%

Name and registered office	Principal activity	Principal Country of incorporation and operation	Group % holding
Phoenix Bio-tech Corp. 1166 South Service Road West Oakville, ON L6L 5T7 Canada.	Manufacture and sale of diagnostic test kits	Canada	100%

Fiomi Diagnostics Holding AB Dag Hammarskjöldsv 52A SE-752 37 Uppsala Sweden	Holding Company	Sweden	100%

Fiomi Diagnostics AB Dag Hammarskjöldsv 52A SE-752 37 Uppsala Sweden	Discontinued operation	Sweden	100%

Trinity Biotech Do Brasil Comercio e Importacao Ltda Rua Silva Bueno 1.660 – Cj. 101/102 Ipiranga Sao Paulo Brazil	Sale of diagnostic test kits	Brazil	100%

Trinity Biotech (UK) Ltd Mills and Reeve LLP Botanic House 100 Hills Road Cambridge, CB2 1PH United Kingdom	Sales & marketing activties	UK	100%

Immco Diagnostics Inc 60 Pineview Drive Buffalo NY 14228, USA	Manufacture and sale of autoimmune products and laboratory services	U.S.A.	100%

Nova Century Scientific Inc 5022 South Service Road Burlington Ontario Canada	Manufacture and sale of autoimmune products	Canada	100%

Trinity Biotech Investment Ltd PO Box 309 Ugland House Grand Cayman KY1-1104 Cayman Islands	Investment and provision of financial services	Cayman Islands	100%